Summary of Significant Accounting Policies (Details) - Schedule of financial instruments measured at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term investments:
Wealth management products and structure deposits	$ 40,666,617	$ 4,680,843
Level 1 [Member]
Short-term investments:
Wealth management products and structure deposits
Level 2 [Member]
Short-term investments:
Wealth management products and structure deposits	40,666,617	4,680,843
Level 3 [Member]
Short-term investments:
Wealth management products and structure deposits